Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	$ 62	$ 65	$ 86	$ 101
Selling, General and Administrative Expenses [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense			$ 100	$ 100